Commitments And Contingencies (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Rent expense		$ 21,000,000	$ 17,800,000	$ 17,800,000
Equity interest in Smarsh, Inc.	60.00%
Noncontrolling interest, percentage	40.00%	40.00%
Contingent purchase price of the remaining shares of partially owned subsidiary		22,000,000
Redeemable noncontrolling interest, percentage		20.00%
Carrying amount of the redeemable noncontrolling interest		22,000,000
Adjustment of redeemable noncontrolling interest to redemption value		8,237,000
Property, plant and equipment, net		94,602,000	70,854,000
Capital expenditure incurred but not yet paid		3,180,000	1,382,000	1,081,000
Smarsh, Inc. [Member]
Equity interest in Smarsh, Inc.	60.00%
Noncontrolling interest, percentage	40.00%
Redeemable noncontrolling interest, percentage	20.00%
Construction in Progress [Member]
Property, plant and equipment, net		6,400,000
Capital expenditure incurred but not yet paid		18,000,000
Land [Member]
Property, plant and equipment, net		$ 5,200,000